EMPLOYEE BENEFIT PLANS - Net Periodic Pension Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 14	$ 15	$ 20
Interest cost	26	31	18
Expected return on plan assets	(36)	(32)	(27)
Amortization of prior service cost	1	3	2
Recognized actuarial net loss	1	(2)	9
Net settlement, curtailment and special termination benefit loss	4	1	2
Net periodic pension expense (benefit)	10	16	24
Continuing Operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension expense (benefit)	10	16	24
Discontinued Operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension expense (benefit)	$ 0	$ 0	$ 0